REDEEMABLE CONVERTIBLE PREFERRED SHARES Redemption (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Temporary Equity [Line Items]
Percentage of Preferred Shares issue price for redemption amount	100.00%	100.00%
Percentage of compound per annum for redemption amount	8.00%	8.00%
Dividend entitled (as a percent)	8.00%	8.00%
Percentage of original preferred shares issue price, in the event of any liquidation	100.00%	100.00%
Series C Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Increase in fair value	$ 974	¥ 6,716
Series D Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Increase in fair value	$ 806	¥ 5,562